Organization and Principal Activities (Details Textual)		1 Months Ended		6 Months Ended
	Oct. 02, 2019 USD ($) shares	Oct. 28, 2019 USD ($) shares	Oct. 17, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020
Organization and Principal Activities (Textual)
Equity interest percentage						51.00%
Organization and principal activities, description				The Company owns 100% equity interest in NTH Holdings Limited ("NTH BVI"), an entity incorporated on August 28, 2018 in accordance with the laws and regulations in British Virgin Islands ("BVI"). NTH BVI owns 100% equity interest in Tea Language Group Limited ("NTH HK"), an entity incorporated on September 11, 2018 in accordance with the laws and regulations in Hong Kong ("HK"). On October 19, 2018, the Company, through NTH HK, established Mingyuntang (Shanghai) Tea Co. Ltd. ("Shanghai MYT"), as a Wholly Foreign-Owned Enterprise ("WFOE") in the People's Republic of China ("PRC").
Delta Technology Holdings USA Inc. [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				100.00%	100.00%
NTH BVI [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				100.00%	100.00%
NTH HK [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				100.00%	100.00%
Shanghai MYT [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				100.00%	100.00%
Hunan MYT [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				100.00%	100.00%
Registered capital				$ 4,330,590
Hunan MYT [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥					¥ 30,000,000
39Pu [Member]
Organization and Principal Activities (Textual)
Percentage of owned subsidiary				51.00%	51.00%
Registered capital				$ 3,522,424
39Pu [Member] | RMB [Member]
Organization and Principal Activities (Textual)
Registered capital | ¥					¥ 20,900,000
39Pu VIE Agreements [Member]
Organization and Principal Activities (Textual)
Cash paid for consideration	$ 2,400,000	$ 2,400,000	$ 2,400,000
Share value for consideration | shares	10,000,000	10,000,000	10,000,000
Additional cash consideration	$ 600,000
Additional share value amount | shares	4,000,000
Equity interest percentage	51.00%